Other Long Term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2011	Oct. 31, 2010
Other Long-Term Liabilities [Abstract]
Post-retirement obligations (Note 23)	$ 18,259	$ 18,145
Asset retirement obligation (Note 27)	11,691	10,598
Captive insurance liability (Note 25)	2,616	3,860
Restructuring provision (Note 18)	3,617	4,153
Other	3,436	2,410
Other long-term liabilities	$ 39,619	$ 39,166